Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Director’s fees	$ 2,011	$ 3,495
Salaries, wages, consultants and benefits	203,471	117,171
Stock-based compensation (Note 8)	45,038	43,868
Software technology development (Note 7)	1,109,707	850,885
Related Party [Member]
Related Party Transaction [Line Items]
Director’s fees	2,011	3,495
Salaries, wages, consultants and benefits	174,013	94,246
Selling and marketing	40,863	34,224
Stock-based compensation (Note 8)	18,782	16,952
Software technology development (Note 7)	92,297	75,833
Closing balance for the period	$ 327,966	$ 224,750